Shareholder Report, Average Annual Return (Details)		12 Months Ended		58 Months Ended	60 Months Ended	120 Months Ended
	Aug. 27, 2019	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000004198
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Hussman Strategic Growth Fund
C000212809
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Hussman Strategic Allocation Fund
C000004199
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Hussman Strategic Total Return Fund
Without Sales Load [Member] | C000004198
Average Annual Return [Line Items]
Average Annual Return, Percent		(8.72%)			0.51%	(4.38%)
Without Sales Load [Member] | C000212809
Average Annual Return [Line Items]
Average Annual Return, Percent		1.43%		4.51%
Without Sales Load [Member] | C000004199
Average Annual Return [Line Items]
Average Annual Return, Percent		6.73%			3.67%	3.20%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		24.56%			15.05%	12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		24.56%		16.09%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.63%			(0.23%)	1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.63%		(0.81%)
Bloomberg US EQ:FI 60:40 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US EQ:FI 60:40 Index
Average Annual Return, Percent		15.69%		9.37%